CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 20, 2021
Current assets
Cash	$ 122,459		$ 292,717			$ 954,598
Prepaid expenses	81,717		61,863			574,037
Income tax receivable			113,624
Total current assets	204,176		468,204			1,528,635
Prepaid expenses						61,297
Cash and securities held in Trust Account	44,766,782		147,639,566			145,913,226
Total Assets	44,970,958		148,107,770			147,503,158
Current liabilities:
Accounts payable and accrued expenses	1,539,539		827,669			5,303
Franchise tax payable	20,000		$ 179,951			25,561
Convertible promissory note - related party	$ 550,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]
Excise tax payable	$ 1,040,287
Total current liabilities	3,149,826		$ 1,007,620			30,864
Income taxes payable	107,537		132,872
Deferred tax liabilities			132,872
Deferred underwriting fee payable	5,031,250		5,031,250			5,031,250
Warrant liability	1,290,342		162,181			7,428,979
Total liabilities	11,468,955		6,333,923			12,491,093
Commitments and contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 4,249,748 shares and 14,375,000 shares issued and outstanding at redemption value at June 30, 2023 and December 31, 2022 respectively			147,011,758			145,906,254
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(11,207,870)		(5,238,270)			(10,894,548)
Total stockholders' deficit	(11,207,511)	$ (7,565,451)	(5,237,911)	$ (8,640,106)	$ (8,710,339)	(10,894,189)	$ 0
Total Liabilities and Stockholders' Deficit	44,970,958		148,107,770			147,503,158
Class A common stock
Stockholders' Deficit:
Common stock
Class A common stock subject to possible redemption
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 4,249,748 shares and 14,375,000 shares issued and outstanding at redemption value at June 30, 2023 and December 31, 2022 respectively	44,709,514		147,011,758
Class A common stock non-redeemable
Stockholders' Deficit:
Common stock	$ 359		0
Class B common stock
Stockholders' Deficit:
Common stock			$ 359			$ 359